Interest Expense - Summary of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest costs [abstract]
Interest on debts and borrowings	$ 315,918	$ 344,568	$ 427,052
Amortization of debt and borrowing transaction costs	30,205	31,722	38,393
Interest for lease liabilities	19,170	21,068	22,533
Loss on early extinguishment of debt	17,180	0	48,114
Capitalized interest	(24,390)	(20,525)	(10,913)
Bank fees and other	4,492	3,653	2,882
Total interest expense	$ 362,575	$ 380,486	$ 528,061